Exhibit 99.1
KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Report of Independent Accountants
We have examined the assertion of management of Navient Solutions, LLC (the “Sponsor”) and Navient Private Education Refi Loan Trust 2020-E (the “Issuer”) (collectively referred to as, “management”), included in the accompanying Report of Management on Compliance, that the Navient Private Education Refi Loan Trust 2020-E, Fixed Rate Class A Private Education Loan-Backed Notes (the “Securities”), CUSIP# 63941TAA4 of Navient Private Education Refi Loan Trust 2020-E described in the Offering Memorandum, subject to completion, dated June 11, 2020 (the “Preliminary Offering Memorandum”), complied with the stated eligibility criteria for the underlying assets under the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) set forth in the Report of Management on Compliance, hereinafter referred to as the “specified requirements” or “TALF Underlying Assets Eligibility Criteria” (“management’s assertion”). Management is responsible for its assertion. Our responsibility is to express an opinion on management’s assertion about the Securities’ compliance with the specified requirements based on our examination.
Our examination was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the examination to obtain reasonable assurance about whether management’s assertion about compliance with the specified requirements is fairly stated, in all material respects. An examination involves performing procedures to obtain evidence about whether management’s assertion is fairly stated, in all material respects. The nature, timing, and extent of the procedures selected depend on our judgment, including an assessment of the risks of material misstatement of management’s assertion, whether due to fraud or error. We believe that the evidence we obtained is sufficient and appropriate to provide a reasonable basis for our opinion.
The procedures that included evaluating evidence about the individual assets’ eligibility based on the specified requirements, and the results thereof, are described in Exhibit 1 accompanying this report.
Our examination does not provide a legal determination on the Securities’ compliance with the TALF Underlying Assets Eligibility Criteria nor does it address other criteria beyond those set forth in the accompanying Report of Management on Compliance.
In our opinion, management’s assertion that the Securities complied with the TALF Underlying Assets Eligibility Criteria set forth in the accompanying Report of Management on Compliance as of June 11, 2020, is fairly stated, in all material respects.
This report is intended solely for the information and use of the Sponsor, the Issuer, the Federal Reserve Bank of New York, the U.S. Department of the Treasury and TALF II LLC, and is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
June 11, 2020
Name of Class of Securities to which the Report of Independent Accountants relates: Navient Private Education Refi Loan Trust 2020-E, Fixed Rate Class A Private Education Loan-Backed Notes; CUSIP #: 63941TAA4

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG
International Cooperative (“KPMG International”), a Swiss entity.

Exhibit 1

The procedures that included evaluating evidence about the individual assets’ eligibility based on the specified requirements, and the results thereof, are described below.

For purposes of performing these procedures, the following definitions have been adopted in presenting our procedures and findings:
•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.
•
The term “Data File” means an electronic data file entitled “2020-E Loan Tape vF.xlsx” provided by the Sponsor on May 21, 2020, containing certain information related to 12,790 student loans (the “Student Loans”) as of May 19, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Refi Loan Trust 2020-E.

•
The term “Selected Student Loans” means a sample of student loans randomly selected from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 359 student loans.

•	The term Credit Agreement” means the borrower’s signed credit agreement with the lender agreeing to the information related to the terms and conditions of the student loan.
•	The term “Borrower Final Disclosure” means the notification document to the borrower containing information related to the terms and conditions of the student loan.

Procedures	Findings
•      For each of the Selected Student loans, we compared the asset type information in the Data File to the corresponding information in the Credit Agreement to confirm that such exposure was not a cash ABS or synthetic ABS.
No exceptions were identified.
•      For each of the Selected Student Loans, we observed the originating lender indicated on the Credit Agreement, and the originating lender’s Certificate of Formation to confirm that the Selected Student Loan was originated by a lender that is a U.S. organized entity or U.S. branch of foreign bank.
No exceptions were identified.
•      For each of the Selected Student Loans, we compared the borrower’s residence state information in the Data File to the corresponding borrower information in the Borrower Final Disclosure legal source document to confirm the accuracy of the borrower’s residence state.
No exceptions were identified.
•      For each of the Selected Student Loans, we compared the loan start date information in the Data File to the refinanced loan disbursement date information in the Issuer’s and Sponsor’s servicing system and confirmed that the loan start date occurred on or after January 1, 2019.
No exceptions were identified.

Name of Class of Securities to which the Report of Independent Accountants relates: Navient Private Education Refi Loan Trust 2020-E, Fixed Rate Class A Private Education Loan-Backed Notes; CUSIP #: 63941TAA4

Report of Management on Compliance

June 11, 2020

We, as members of management of Navient Solutions, LLC (the "Sponsor") and Navient Private Education Refi Loan Trust 2020-E (the "Issuer") are responsible for the compliance of the Fixed Rate Class A Private Education Loan-Backed Notes (the "Securities"), CUSIP# 63941TAA4 of Navient Private Education Refi Loan Trust 2020-E described in the offering memorandum, subject to completion, dated June 11, 2020 (the “Preliminary Offering Memorandum”), with the Federal Reserve's Term Asset-Backed Securities Loan Facility ("TALF") eligibility criteria relating to the underlying assets in the Securities, hereinafter referred to as the "TALF Underlying Assets Eligibility Criteria." Terms used herein that are defined or explained in the terms and conditions, or in FAQs or other interpretative material published by the Federal Reserve Bank of New York, shall have the meanings provided in such terms and conditions, FAQs or other interpretative material.  We have performed an evaluation of the Securities' compliance with the requirements of the TALF Underlying Assets Eligibility Criteria, as of June 11, 2020.

Based on this evaluation, we assert that as of June 11, 2020, the Securities complied with the following requirements:

•	The underlying assets are private student loans and do not include exposures that are themselves cash ABS or synthetic ABS.
•
At least 95% of the dollar amount of the underlying assets in the securities are exposures that are (a) originated by U.S.-organized entities (including U.S. branches or agencies of foreign banks) and (b) made to U.S.-domiciled obligors.

•	At least 95% of the dollar amount of the underlying assets in the securities had the refinanced loan disbursement date on or after January 1, 2019.

As described in the "Issuer and Sponsor Certification as to TALF Eligibility for ABS" included in such Preliminary Offering Memorandum, the eligibility criteria under TALF address additional matters beyond those addressed in this Report of Management on Compliance.

/s/ Mark D. Rein	/s/ C. Scott Booher
Name: Mark D. Rein	Name: C. Scott Booher
Title: Vice President	Title: Vice President
Navient Solutions, LLC	Navient Solutions, LLC, as administrator of
Navient Private Education Refi Loan Trust 2020-E

Name of Class of Securities to which the Report of Management on Compliance relates: Navient Private Education Refi Loan Trust 2020-E, Fixed Rate Class A Private Education Loan-Backed Notes; CUSIP #: 63941TAA4